RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 10:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with the related parties:

	June 30,	December 31,
	2022	2021
	(Unaudited)

Trade receivables	$927	$420

Trade payables	$28	$-

Long term deferred revenues	$3,822	$3,717

b.	Transactions with the related parties:

	Six Months Ended June 30,
	2022	2021
	(Unaudited)

Revenues	$2,908	$1,151
Research and development	$32	$47

During the six months ended June 30, 2022 and 2021, the Company recognized revenue of $2,908 and $1,151, respectively in revenues from the sale of services and goods to a shareholder.

As of June 30 ,2022 and December 31, 2021, the Company recorded receivables of $927 and $420, respectively from the same shareholder mentioned above in connection with the revenues earned, included as Trade receivables on the accompanying consolidated balance sheets. The receivables are collected in the ordinary course of business.

As of June 30, 2022 and December 31, 2021, the Company recorded deferred revenues of $3,822 and $3,717, respectively from the same shareholder mentioned above in connection with the revenues earned, included as Long-term advances from customers and deferred revenues on the accompanying consolidated balance sheets.